Loans and advances to customers - Movement in gross exposure by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	€ (191,124)	€ (199,351)
Impairment at end of year	(184,596)	(191,124)	€ (199,351)
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	635	730
Impairment at end of year	474	635	730
Loans and advances - Customers
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(882,921)	(848,915)
Impairment at end of year		(882,921)	(848,915)
Loans and advances - Customers | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Decrease through write-off, financial assets	12,593	12,673	13,522
Exchange differences and other	(163)	387	798
Loans and advances - Customers | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	23,307	23,934	24,393
Decrease through derecognition, financial assets	(12,593)	(12,673)	(13,522)
Exchange differences and other	420	(457)	2,550
Impairment at end of year	22,242	23,307	23,934
Loans and advances - Customers | Accumulated impairment | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	8,401	7,727
Impairment at end of year	8,309	8,401	7,727
Loans and advances - Customers | Accumulated impairment | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	14,906	16,207
Impairment at end of year	13,933	14,906	16,207
Loans and advances - Customers | Financial Assets At Fair Value Through Other Comprehensive Income And Financial Assets At Amortised Cost [Member] | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	881,473	842,435
Net changes in financial assets	49,881	72,465
Decrease through write-off, financial assets	(12,593)	(12,673)
Exchange differences and other	13,491	(20,754)
Impairment at end of year	932,252	881,473	842,435
Loans and advances - Customers | Financial Assets At Fair Value Through Other Comprehensive Income And Financial Assets At Amortised Cost [Member] | Accumulated impairment | Financial instruments not credit-impaired | Next 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	795,829	746,654
Transfer from Stage 1 to Stage 2	(28,369)	(31,234)
Transfer from Stage 1 to Stage 3	(4,101)	(3,980)
Transfer from Stage 2 to Stage 1	12,436	21,795
Transfer from Stage 3 to Stage 1	488	835
Net changes in financial assets	61,581	79,727
Exchange differences and other	12,075	(17,968)
Impairment at end of year	849,939	795,829	746,654
Loans and advances - Customers | Financial Assets At Fair Value Through Other Comprehensive Income And Financial Assets At Amortised Cost [Member] | Accumulated impairment | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	52,183	60,304
Transfer from Stage 1 to Stage 2	28,369	31,234
Transfer from Stage 2 to Stage 3	(13,240)	(13,998)
Transfer from Stage 2 to Stage 1	(12,436)	(21,795)
Transfer to Stage 2 from Stage 3	2,439	4,103
Net changes in financial assets	(8,092)	(5,265)
Exchange differences and other	1,253	(2,400)
Impairment at end of year	50,476	52,183	60,304
Loans and advances - Customers | Financial Assets At Fair Value Through Other Comprehensive Income And Financial Assets At Amortised Cost [Member] | Accumulated impairment | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	33,461	35,477
Transfer from Stage 1 to Stage 3	4,101	3,980
Transfer from Stage 2 to Stage 3	13,240	13,998
Transfer to Stage 2 from Stage 3	(2,439)	(4,103)
Transfer from Stage 3 to Stage 1	(488)	(835)
Net changes in financial assets	(3,608)	(1,997)
Decrease through write-off, financial assets	(12,593)	(12,673)
Exchange differences and other	163	(386)
Impairment at end of year	31,837	33,461	35,477
Loans and advances - Customers | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	23,307	25,935
Transfer from Stage 1 to Stage 2	(747)	(1,218)
Transfer from Stage 1 to Stage 3	(94)	(89)
Transfer from Stage 2 to Stage 3	(436)	(829)
Transfer from Stage 2 to Stage 1	2,271	2,681
Transfer to Stage 2 from Stage 3	2,547	2,557
Transfer from Stage 3 to Stage 1	1,082	985
Increase (decrease) through changes in models or risk parameters, financial assets	(6,485)	(6,413)
Decrease through derecognition, financial assets	(12,593)	(12,673)
Exchange differences and other	420	(455)
Impairment at end of year	22,242	23,307	25,935
Loans and advances - Customers | Financial assets at amortised cost, category | Accumulated impairment | Financial instruments not credit-impaired | Next 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	3,658	4,349
Transfer from Stage 1 to Stage 2	301	438
Transfer from Stage 1 to Stage 3	29	84
Transfer from Stage 2 to Stage 1	(964)	(1,173)
Transfer from Stage 3 to Stage 1	(214)	(279)
Increase (decrease) through changes in models or risk parameters, financial assets	(1,119)	(304)
Exchange differences and other	(94)	(65)
Impairment at end of year	3,835	3,658	4,349
Loans and advances - Customers | Financial assets at amortised cost, category | Accumulated impairment | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	4,743	5,079
Transfer from Stage 1 to Stage 2	(1,048)	(1,656)
Transfer from Stage 2 to Stage 3	381	435
Transfer from Stage 2 to Stage 1	3,235	3,854
Transfer to Stage 2 from Stage 3	(3,065)	(1,971)
Increase (decrease) through changes in models or risk parameters, financial assets	182	961
Exchange differences and other	410	(37)
Impairment at end of year	4,474	4,743	5,079
Loans and advances - Customers | Financial assets at amortised cost, category | Accumulated impairment | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	14,906	16,507
Transfer from Stage 1 to Stage 3	(123)	(173)
Transfer from Stage 2 to Stage 3	(817)	(1,264)
Transfer to Stage 2 from Stage 3	5,612	4,528
Transfer from Stage 3 to Stage 1	1,296	1,264
Increase (decrease) through changes in models or risk parameters, financial assets	(5,548)	(7,070)
Decrease through derecognition, financial assets	(12,593)	(12,673)
Exchange differences and other	104	(353)
Impairment at end of year	€ 13,933	€ 14,906	€ 16,507